Right-Of-Use Assets, Net and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Right-Of-Use Assets and Lease Liabilities
Note 16 – Right-Of-Use Assets, Net and Lease Liabilities

A)	The Group leases the following items:

i)	Land

In Israel, the leases are typically entered into with government institutions for the construction and operation of OPC Israel’s power plants. They typically run for a period of more than 20 years, with an option for renewal. In the United States, the leases are typically entered into with private companies or individuals for the development, construction and operation of the CPV Group’s power plants.

ii)	OPC gas transmission infrastructure

The lease for the gas Pressure Regulation and Measurement Station (“PRMS”) relates to the facility at OPC Hadera’s power plant. For further details, please refer to Note 17.B.

iii)	Offices

The leases range from 3 to 10 years, with options to extend.

iv)	Low-value items

The total for low-value items on short-term leases are not material. Accordingly, the Group has not recognized right-of-use assets and lease liabilities for these leases.

B)	Right-of-use assets

	As at December 31, 2021
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	77,011	(3,375)	7,719	81,355
PRMS facility	6,514	(480)	205	6,239
Offices	2,499	(1,716)	9,499	10,282
Others	-	-	7	7
	86,024	(5,571)	17,430	97,883

	As at December 31, 2020
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	6,853	(2,141)	72,299	77,011
PRMS facility	6,506	(449)	457	6,514
Offices	3,305	(500)	(306)	2,499
Others	459	-	(459)	-
	17,123	(3,090)	71,991	86,024

C)	Amounts recognized in the consolidated statements of profit & loss and cash flows

	As at December 31,	As at December 31,
	2021	2020
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	550	149

Total cash outflow for leases	1,993	551